UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
IFB -- Inverse Floating Rate Bonds
NATL -- National Public Finance Guarantee Corp.
SGI -- Syncora Guarantee, Inc.
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.7%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.1%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement), 5 1/4s, 6/1/32	BBB+/F	$1,940,000	$1,775,352
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A,
5 1/2s, 10/1/40	BBB	500,000	512,415
Territory of Guam Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB-	1,000,000	1,094,800
			3,382,567

Massachusetts (88.7%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	2,150,000	2,035,083
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds
(Harbor Elec. Energy Co.), 7 3/8s, 5/15/15	Aa3	3,225,000	3,236,997
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s,
11/1/13	Aa1	5,215,000	5,621,979
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace),
Ser. A, GNMA Coll., 6.35s, 2/20/32	AA+	2,100,000	2,206,995
Lowell, G.O. Bonds, Ser. A, SGI, 5s, 9/15/22	Aa2	1,750,000	1,954,103
MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5 1/2s, 7/1/16	AAA	2,975,000	3,647,796
Ser. A, 5s, 7/1/31	AAA	3,390,000	4,014,947
MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds
(Groves-Lincoln), Ser. A, 7 7/8s, 6/1/44	BB-/P	1,650,000	1,764,098
MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.7s, 1/1/31	AA	2,500,000	2,606,275
MA State G.O. Bonds
Ser. C, AMBAC, 5s, 8/1/37	Aa1	2,000,000	2,149,640
(Construction Loan), Ser. A, 5s, 8/1/27	Aa1	2,000,000	2,290,400
MA State Rev. Bonds (Single Fam.), Ser. 134, 5.45s,
12/1/28	Aa2	600,000	625,326
MA State College Bldg. Auth. Rev. Bonds
Ser. B, NATL, 7s, 5/1/16	Aa1	1,340,000	1,690,316
Ser. B, SGI, 5 1/2s, 5/1/28	Aa2	4,000,000	4,959,880
Ser. A, AGO, 5s, 5/1/28	AAA	2,270,000	2,513,049
MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.),
Ser. B
5s, 1/1/37	A	2,250,000	2,371,613
5s, 1/1/32	A3	1,840,000	1,962,047
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	653,930
(Lasell College), 6 3/4s, 7/1/31	BB+/P	30,000	29,942
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded 7/1/11)	AAA/P	1,305,000	1,395,867
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	1,900,000	1,352,173
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A	5,000,000	5,791,800
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	600,000	440,808
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,680,823
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,339,788
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,045,610
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	3,038,190
(Simmons College), Ser. H, SGI, 5 1/4s, 10/1/33	Baa1	1,000,000	1,013,370
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	1,126,048
(Carleton-Willard Village), 5 1/4s, 12/1/25	A-	700,000	721,658
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,051,630
(Emerson College), Ser. A, 5s, 1/1/40	A-	3,400,000	3,437,672
(Boston College), Ser. P, 5s, 7/1/38	Aa3	2,000,000	2,128,200
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	AAA	2,000,000	2,101,280
(Boston U.), Ser. V-1, 5s, 10/1/29	A2	2,000,000	2,160,420
(Boston College), Ser. Q-1, 5s, 7/1/29	Aa3	1,050,000	1,161,951
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,309,960
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,692,510
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB+/P	550,000	514,096
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB+/P	515,000	489,018
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	AAA	2,000,000	892,700
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	AAA	2,000,000	948,820
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6A,
0.24s, 10/1/42	VMIG1	200,000	200,000
MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), 5s, 2/1/36	A-	1,000,000	962,380
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1,
5 3/4s, 12/1/42	A-	950,000	1,037,894
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC,
5s, 1/1/13	AA	3,625,000	3,630,691
MA State Hlth. & Edl. Fac. Auth. IFB, NATL, 9.984s,

7/1/18	A	9,000,000	9,032,040
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	1,000,000	920,040
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	3,125,000	3,195,469
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,325,129
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,755,500
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	2,370,000	2,426,690
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/15	Aa2	2,100,000	2,192,946
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	3,000,000	3,160,950
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	2,000,000	2,211,020
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32	Aa2	150,000	153,201
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,035,150
(Springfield College), 5 5/8s, 10/15/40	Baa1	2,000,000	2,078,620
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	Baa2	1,995,000	1,999,170
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	2,185,000	2,536,282
(Tufts U.), Ser. M, 5 1/2s, 2/15/27	Aa2	2,000,000	2,555,060
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB	2,600,000	2,601,898
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	2,065,000	1,635,748
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB-	3,000,000	2,685,030
(Care Group), Ser. B-1, NATL, 5 3/8s, 2/1/27	A	1,030,000	1,085,187
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/27	A	1,000,000	1,053,580
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,689,663
(Lesley U.), Ser. A, AGO, 5 1/4s, 7/1/39	AAA	1,000,000	1,084,400
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	2,225,000	2,235,524
(Lahey Clinic Med. Ctr.), Ser. D, 5 1/4s, 8/15/28	A+	3,000,000	3,103,980
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	2,500,000	2,759,950
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	12,736,396
(Care Group), Ser. E-1, 5 1/8s, 7/1/38	A3	1,000,000	1,011,820
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	663,207
(Wheaton Coll.), Ser. F, 5s, 1/1/41	A2	3,000,000	3,108,420
(Partners Hlth. Care Syst.), Ser. J-1, 5s, 7/1/39	Aa2	1,500,000	1,571,865
(Southcoast Hlth. Oblig.), Ser. D, 5s, 7/1/39	A2	1,500,000	1,523,445
(Harvard U.), Ser. B, 5s, 10/1/38	Aaa	500,000	544,030
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	2,250,000	2,440,485
(Berklee College of Music), Ser. A, 5s, 10/1/37	A+	1,750,000	1,825,093
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	744,371
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	1,000,000	1,065,920
(Harvard U.), 5s, 7/15/35	Aaa	2,750,000	2,954,655
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,175,000	1,044,622
(Care Group), Ser. E-1, 5s, 7/1/28	A3	1,730,000	1,797,418
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,269,885
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5s,
10/1/26	A+	2,000,000	2,123,520
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	1,800,000	1,777,716
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,112,420
MA State Hlth. & Edl. Fac. Auth. VRDN
(Museum of Fine Arts), Ser. A2, 0.26s, 12/1/37	VMIG1	2,500,000	2,500,000
(Harvard U.), Ser. R, 0.20s, 11/1/49	VMIG1	6,975,000	6,975,000
MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser.
126, 4.7s, 6/1/38	Aa2	2,000,000	1,895,980
MA State Hsg. Fin. Agcy. Rev. Bonds
(Single Fam.), Ser. 139, 5 1/8s, 12/1/28	Aa2	1,000,000	1,040,420
(Single Fam. Mtge.), Ser. 86, 5.1s, 12/1/21	Aa2	135,000	135,193
Ser. D, 5.05s, 6/1/40	Aa3	1,750,000	1,811,145
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institute & Newton Home), 7.9s, 1/1/24	B-/P	1,500,000	1,498,515
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB+/P	4,520,000	4,520,271
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB	3,340,000	3,353,193
MA State Port Auth. Rev. Bonds
Ser. A, 5s, 7/1/34	Aa3	1,000,000	1,087,330
Ser. A, NATL, 5s, 7/1/33	Aa3	2,400,000	2,478,360
Ser. C, AGM, 5s, 7/1/27	AAA	5,000,000	5,332,800
Ser. A, AMBAC, 5s, 7/1/26	Aa3	3,000,000	3,270,510
MA State Port Auth. Special Fac. Rev. Bonds (BOSFUEL),
FGIC, NATL, 5s, 7/1/27	A	2,500,000	2,578,550
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds, Ser. A, AGM
5s, 8/15/26	AAA	6,000,000	6,600,300
5s, 8/15/23	AAA	5,000,000	5,588,400
5s, 8/15/17	AAA	2,000,000	2,327,540
MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,504,817
Ser. 14, 5s, 8/1/32	Aaa	4,000,000	4,475,280
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,131,970
MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6 1/2s, 7/15/19 (Escrowed to maturity)	Aa1	5,500,000	6,887,430
Ser. A, NATL, 5s, 8/1/29	Aa1	4,000,000	4,259,560
Ser. A, NATL, 5s, 8/1/29	Aa1	3,225,000	3,565,431
Ser. A, NATL, 5s, 8/1/27	Aa1	1,500,000	1,676,040
Ser. B, AMBAC, 5s, 8/1/26	Aa1	2,000,000	2,273,760
Milford, G.O. Bonds, AGM, 5 1/8s, 12/15/24	Aa2	2,475,000	2,841,127
Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AAA	1,000,000	1,072,860
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/16	A+	210,000	240,416
5 3/8s, 11/1/16 (Prerefunded 11/1/14)	A+	790,000	940,835
			281,690,321

Puerto Rico (9.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,800,000	1,590,336
5 3/8s, 5/15/33	BBB	2,035,000	2,036,954
Cmnwlth. of PR, G.O. Bonds, Ser. A, 5 1/4s, 7/1/26	A3	1,620,000	1,695,946
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	4,250,000	4,576,315
6s, 7/1/38	Baa1	1,250,000	1,355,313

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. CCC, 5s, 7/1/28	BBB+	2,000,000	2,104,580
Ser. TT, 5s, 7/1/27	A3	1,350,000	1,412,640
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA-2, 5.3s, 7/1/35	A2	525,000	543,674
Ser. L, AMBAC, 5 1/4s, 7/1/38	A3	3,250,000	3,396,218
Ser. K, 5s, 7/1/30	A3	1,500,000	1,521,075
Ser. I, FGIC, 5s, 7/1/25	A3	3,000,000	3,077,460
Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (
7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	A3	1,500,000	1,673,415
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	A3	685,000	702,111
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	2,250,000	2,493,675
Ser. C, 5 1/4s, 8/1/41	A1	1,750,000	1,838,235
			30,017,947

Virgin Islands (0.5%)
VI Pub. Fin. Auth. Rev. Bonds, Ser. A
6s, 10/1/39	Baa3	600,000	647,412
5s, 10/1/25	Baa2	850,000	893,954
			1,541,366

TOTAL INVESTMENTS

Total investments (cost $293,595,068) (b)			$316,632,201

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2010 through August 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $317,677,191.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $293,595,068, resulting in gross unrealized appreciation and depreciation of $23,865,270 and $828,137, respectively, or net unrealized appreciation of $23,037,133.

The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represents the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represents the next prerefunding dates.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Education	29.4%
Healthcare	19.9
Utilities	14.9

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$316,632,201	$--

Totals by level	$--	$316,632,201	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: October 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 29, 2010